Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Provisions
Provisions, current liabilities	$ 1,826	$ 1,230
Provisions, non-current liabilities	8,434	8,493
Payroll, related charges and other remunerations
Provisions
Provisions, current liabilities	877	790
Onerous contracts
Provisions
Provisions, current liabilities	58	57
Provisions, non-current liabilities	838	866
Provision related to VNC sale
Provisions
Provisions, current liabilities	500
Environmental obligations
Provisions
Provisions, current liabilities	102	146
Provisions, non-current liabilities	200	243
Asset retirement obligations
Provisions
Provisions, current liabilities	99	158
Provisions, non-current liabilities	4,121	3,802
Provision for litigations
Provisions
Provisions, current liabilities	87
Provisions, non-current liabilities	1,004	1,462
Provisions	1,091
Employee postretirement obligations
Provisions
Provisions, current liabilities	103	79
Provisions, non-current liabilities	$ 2,271	$ 2,120